CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (11,322,916)	$ (10,798,318)	$ 8,652
Adjustments to reconcile net cash flows used in operating activities:
Stock-based compensation	1,493,208	2,672,450	0
Issuance of Class A Ordinary Share for services	4,936,667	3,643,333	0
Loss (gain) on derivative liabilities	(682,848)	356,134	0
Amortization of debt issuance cost	562,330	230,700	0
Accrued interest expense for convertible note payable	125,972	70,247	0
Accrued interest expense for promissory note payable	14,864	0	0
Changes in operating assets and liabilities:
Other current assets	100,156	(100,156)	0
Payroll payable	25,500	42,500	0
Accrued expenses and other current liabilities	(57,130)	141,602	0
Equity in earnings of subsidiary and VIEs	3,037,252	2,648,393	(8,652)
Net cash used in operating activities	(1,766,945)	(1,093,115)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments made to intercompany	(997,979)	(3,168,580)	0
Payments made to related parties	(49,500)	(1,497,089)	0
Net cash used in investing activities	(1,047,479)	(4,665,669)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offerings, net of issuance costs	0	4,436,973	0
Net proceeds from issuance of convertible note	0	4,206,970	0
Repayment of convertible note	(1,350,000)	0	0
Net proceeds from issuance of promissory note payable	1,300,000	0	0
Proceeds from loans from related parties	0	99	0
Net cash provided by (used in) financing activities	(50,000)	8,644,042	0
CHANGES IN CASH	(2,864,424)	2,885,258	0
CASH, beginning of year	2,885,258	0	0
CASH, end of year	20,834	2,885,258	0
SUPPLEMENTAL NON-CASH FINANCING ACTIVITY:
Increase of intercompany receivables due to Subsidiaries and VIEs collection of proceeds of issuance of Class A securities on behalf of the parent company	0	0	458,341
Conversion of convertible notes and related accrued interest into Class A ordinary shares	$ 2,800,908	$ 439,575	$ 0